Income taxes - Summary of temporary difference (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 85,311	$ 98,218
Deferred tax liabilities	488,024	510,935
Recovery	(9,441)	(16,579)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	458,622	498,384
Recovery	(39,762)	14,823
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33,587	42,079
Deferred tax liabilities	0	0
Recovery	8,492	(4,834)
Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35,794	31,793
Deferred tax liabilities	7,680	2,545
Recovery	1,697	(1,927)
Future withholding taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	6,234	0
Recovery	6,234	(20,000)
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,930	24,346
Deferred tax liabilities	15,488	10,006
Recovery	$ 13,898	$ (4,641)